Dispositions and Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Dispositions and Acquisitions
Dispositions and Acquisitions

Sale of Double Down Interactive LLC

On June 1, 2017, the Company sold Double Down Interactive LLC ("DoubleDown") to DoubleU Games Co., Ltd. Details of the transaction are summarized in the table below.

($ thousands)	For the year ended December 31, 2017
Cash proceeds	825,751
Less: Cash divested	(1,963)
Net cash proceeds	823,788
Net book value	(772,440)
Gain on sale	51,348
Selling costs	(24,116)
Gain on sale, net of selling costs	27,232

The $27.2 million gain on sale of DoubleDown, net of selling costs, is classified within transaction (income) expense, net on the consolidated statement of operations.

Acquisition of IGT

The acquisition of IGT was completed on April 7, 2015 (the “Acquisition Date”). IGT was a global gaming company specializing in the design, development, manufacturing and marketing of casino-style gaming equipment, systems technology and game content across multiple platforms — land-based, online real money and social gaming. The acquisition of IGT established the Company as the world’s leading end-to-end gaming company, uniquely positioned to capitalize on opportunities in global gaming markets. The Company combines best-in-class content, operator capabilities, and interactive solutions, joining IGT’s leading game library and manufacturing and operating capabilities with GTECH’s gaming operations, lottery technology and services.

Total acquisition consideration of $4.545 billion consisted of $3.616 billion cash consideration and $0.929 billion equity consideration. Consistent with the terms of the transaction, equity consideration was determined based on the average of the volume-weighted average prices of GTECH common shares on the Italian Stock Exchange, converted to the U.S. dollar equivalent, for 10 randomly selected days within the period of 20 consecutive trading days ending on the second full trading day prior to the Acquisition Date. Under the terms of the transaction, IGT shareholders received 45.3 million common shares of the Parent, and IGT employees received 1.4 million restricted stock units. The Company utilized the closing stock price immediately prior to the merger and the number of shares issued to determine the fair value of the consideration.

Equity consideration included the fair value of shares vested and outstanding immediately prior to the Acquisition Date of $917.3 million and the portion of outstanding restricted stock units deemed to have been earned as of the Acquisition Date of $11.6 million. The portion of outstanding restricted stock units deemed not to have been earned as of the Acquisition Date of $16.2 million were expensed over the remaining future vesting period.

The transaction was accounted for as a business combination using the acquisition method of accounting. This method requires that the assets acquired and liabilities assumed be recognized at their fair values as of the Acquisition Date. In 2016, adjustments were made to finalize the fair value of tax assets and liabilities. The following table summarizes the final allocation of the consideration to the fair values of the assets acquired and liabilities assumed at the Acquisition Date.

($ thousands)
Purchase Price Allocation:
Cash consideration	3,616,410
Equity consideration	928,884
Total purchase price	4,545,294

Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	374,995
Restricted cash	56,656
Trade and other receivables	237,488
Inventories	95,562
Other current assets	361,003
Systems, equipment and other assets related to contracts	126,524
Property, plant and equipment	336,044
Intangible assets	2,960,000
Other non-current assets	628,620
Deferred income tax assets	246,953
Accounts payable	(75,814)
Other current liabilities	(379,968)
Long-term debt, less current portion	(1,937,942)
Deferred income tax liabilities	(1,069,833)
Other non-current liabilities	(360,335)
1,599,953
Goodwill	2,945,341

Goodwill recognized as a result of the acquisition is not deductible for tax purposes.

The cash outflow associated with the IGT acquisition is summarized as follows:

($ thousands)
Cash payment for IGT shares outstanding	3,572,968
Cash payment for IGT employee stock awards	43,442
3,616,410
Less cash acquired	(374,995)
Net cash outflow	3,241,415

The fair values of acquired intangible assets as of the Acquisition Date along with the weighted-average useful lives over which the finite-lived intangibles are being amortized on a straight-line basis (which approximates their economic use) are as follows:

($ thousands)	Fair Value	Weighted Average Useful Life in Years
Customer relationships	1,715,000	14.8
Game library	360,000	2.5
Corporate trademarks	340,000	Indefinite
Computer software	275,000	9.4
Developed technologies	180,000	3.8
Product trademarks	90,000	7.3
	2,960,000

In 2017, the Company recorded a $714.0 million non-cash goodwill impairment loss with no income tax benefit, and in 2016 recorded an impairment loss of $30.0 million related to certain of the acquired corporate trademarks.

The Company incurred $1.7 million and $49.4 million of legal, accounting and other professional fees and expenses in 2016 and 2015, respectively, related to the IGT acquisition. These expenses are classified within transaction (income) expense, net on the consolidated statements of operations.

The Company’s consolidated financial statements for the year ended December 31, 2015 include IGT’s results of operations from April 7, 2015 through December 31, 2015. Revenue and operating loss attributable to IGT during this period total $1.346 billion and $45.4 million, respectively. The $45.4 million operating loss includes $276.0 million of acquired intangible assets amortization, which are a direct result of the IGT acquisition.

The following unaudited, pro forma financial information presents the combined results of operations as if the acquisition had been completed on January 1, 2014, the beginning of the comparable prior annual period. This pro forma information is provided for illustrative purposes only and is not necessarily indicative of the results that would have been obtained if the acquisition had occurred on the date assumed or that may occur in the future, and does not reflect synergies, integration costs, or other such costs or savings.

($ thousands)	For the year ended December 31, 2015
Revenue	5,105,159
Net loss	(61,946)

This pro forma financial information is based on historical results of operations adjusted for:

(i)	amortization of the fair value of intangible assets acquired;

(ii)	interest expense reflecting the changes to the Company’s debt structure directly attributable to the acquisition;

(iii)	non-recurring transaction expenses and debt extinguishment costs directly attributable to the acquisition; and

(iv)	the associated tax impact of these pro forma adjustments at an average rate of 32.0%.

The pro forma results for 2015 presented above exclude $49.4 million of pre-tax transaction expenses and $36.5 million of pre-tax debt extinguishment costs recognized on the consolidated statement of operations.